Income tax expense (Narrative) (Detail) - CNY (¥)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Detail of income tax expense [line items]
Profits tax		¥ 2,011,255,000	¥ 643,173,000	¥ 1,217,526,000
Applicable income tax rate		25.00%	25.00%	25.00%
Hong Kong [member]
Detail of income tax expense [line items]
Profits tax		¥ 0	¥ 0	¥ 0
Estimated assessable profits		¥ 0	¥ 0	¥ 0
PRC [member]
Detail of income tax expense [line items]
Applicable income tax rate		25.00%	25.00%
Singapore [member]
Detail of income tax expense [line items]
Applicable income tax rate		17.00%	17.00%
Pakistan [member] | Maintenance services [member]
Detail of income tax expense [line items]
Income tax	the amount higher of (i) normal tax at the rate of 29% of taxable income; (ii) Alternative Corporate Tax (ACT) at the rate of 17% of accounting profit; and (iii) minimum tax deductible at 8% of the revenue.
Income tax carried forward to subsequent years for settlement against the liabilities of following years	portion of the income tax calculated above normal tax at the rate of 29%
Carry forward time period	5 years in case of minimum tax and 10 years in case of ACT